Debt (Details Narrative)			1 Months Ended						12 Months Ended
	Oct. 31, 2025	May 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Nov. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 12, 2025 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Debt Instrument [Line Items]
Fair value of additional liability			$ 72,200,000			$ 5,500,000	$ 21,100,000		$ 21,100,000
Proceeds from issuance of notes payable								$ 500,000	$ 575,000	$ 501,000
Payments for life insurance policies				$ 200,000	$ 500,000
Annual interest rate				10.00%	8.45%			8.74%
Conversion price percentage of share price issued									80.00%
Interest expense									$ 9,378	17,872
Selling general and administrative costs			2,600,000				500,000
Notes payable and loans									0	31,380
Convertible note payable for non-cash issuance costs						100,000	500,000		0	(622,000)
Change in fair value of convertible notes payable									123,700,000	6,900,000
Interest amount									2,000,000
Notes payable									2,055,000
Loan amount									2,055,000	2,380,000
Gross proceeds from issuance of convertible promissory notes								$ 500,000	575,000	501,000
Convertible notes payable, at fair value									199,323,000	33,433,000
Total principal and accrued interest of the Convertible Notes									221.9
Proceeds from issuance of convertible notes payable			$ 69,600,000			$ 5,400,000	$ 20,600,000		42,171,000	25,936,000
Issuance of convertible notes upon the date									$ 5,500,000
Description of annual interest rate									The 2024 Convertible Notes were payable on demand in March 2029 and bear an annual interest rate of 6% through March 7, 2025 and 8% thereafter.
Notes periodic payment description				twelve monthly payments beginning in August 2025	seven monthly payments beginning in December 2024				six monthly payments beginning in December 2023
Terra power loan agreement [Member]
Debt Instrument [Line Items]
Loan amount		$ 22,000,000
Notes payable		$ 20,000,000							$ 20,000,000
Maturity date		May 16, 2032
Payment terms									Principal and interest payments will be made in 60 equal installments beginning in November 2027. The Company plans to request drawdowns on this loan beginning in the third quarter of 2026.In addition to the Terra Power Loan Agreement, the Company and TerraPower have entered into two supply agreements for the HALEU expected to be produced at the Company’s uranium enrichment facility. The initial core supply agreement is intended to support the supply of the required first fuel cores for the initial loading of TerraPower’s Natrium project in Wyoming. The long-term supply agreement is a 10-year supply agreement of up to a total of 150 metric tons of HALEU, commencing in 2028 through end of 2037.
Quantum Leap Energy LLC [Member] | American Ventures Advisory Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Debt Instrument [Line Items]
RSUs description									QLE issued RSUs representing a right to receive a number of units or shares of common equity of QLE equal to 4.0% of the common equity of QLE deemed outstanding as of the date of grant, treating as outstanding only (i) ASP Isotopes’ membership interest in the Company and (ii) the shares or units of common equity issuable upon conversion of the 2024 Convertible Notes (or any securities issued upon conversion or exchange thereof)
RSUs vesting description									Such RSUs will vest as follows: (x) 50% upon the completion of the listing event, provided that such listing event occurs within 24 months of October 28, 2025, and (y) 50% on the six-month anniversary of such listing event.
Quantum Leap Energy LLC [Member] | American Ventures Advisory Agreement [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Debt Instrument [Line Items]
RSUs vesting percentage	50.00%
Quantum Leap Energy LLC [Member] | American Ventures Advisory Agreement [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Debt Instrument [Line Items]
RSUs vesting percentage	50.00%
Quantum Leap Energy LLC [Member] | Two Thousand Twenty Five Notes [Member]
Debt Instrument [Line Items]
Maturity date			Nov. 19, 2030
Percentage of share price at notes convertible			80.00%
Quantum Leap Energy LLC [Member] | Two Thousand Twenty Five Notes [Member] | American Ventures LLC, Series IX Quantum Leap [Member]
Debt Instrument [Line Items]
Gross proceeds from related party			$ 10,000,000
Quantum Leap Energy LLC [Member] | Two Thousand Twenty Five Notes [Member] | Parent [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable			30,000,000
Gross proceeds from issuance of convertible promissory notes			$ 30,000,000
Quantum Leap Energy LLC [Member] | Two Thousand Twenty Five Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable, at fair value											$ 147,700,000
Maximum [Member] | Terra power loan agreement [Member]
Debt Instrument [Line Items]
Loan amount									$ 22,000,000
Promissory Note [Member]
Debt Instrument [Line Items]
Notes payable and loans												$ 33,500	£ 25,000
Promissory Note One [Member]
Debt Instrument [Line Items]
Notes payable and loans									0	400,000
Promissory Note Two [Member]
Debt Instrument [Line Items]
Notes payable and loans									100,000
Motor Vehicle and Equipment Loans [Member]
Debt Instrument [Line Items]
Interest expense									200,000	70,975,000,000
Notes payable and loans									300,000	2,000,000
Notes payable									1,900,000	$ 2,000,000
Minimum monthly payments									$ 55,418
Motor Vehicle and Equipment Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rates									9.90%
Maturity date									Sep. 30, 2028
Motor Vehicle and Equipment Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rates									11.75%
Maturity date										Mar. 31, 2030
Interest Rate Through March 7, 2025 [Member]
Debt Instrument [Line Items]
Annual interest rate									6.00%
Interest Rate After March 7, 2025 [Member]
Debt Instrument [Line Items]
Annual interest rate									8.00%